UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Truepoint, Inc.
Address: 4901 Hunt Road, Suite 200
         Cincinniti, OH  45242

13F File Number:  028-13017

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Janel E. Carroll
Title:     Chief Compliance Officer
Phone:     513-792-6648

Signature, Place, and Date of Signing:

      /s/  Janel E. Carroll     Cincinnati, OH     May 15, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     20

Form13F Information Table Value Total:     $274,382 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BARR PHARMACEUTICALS INC       COM              068306109      536    11112 SH       SOLE                    11112        0        0
CINCINNATI FINL CORP           COM              172062101      785    20662 SH       SOLE                    20662        0        0
CONSTELLATION ENERGY GROUP I   COM              210371100     1719    19477 SH       SOLE                    19477        0        0
EXXON MOBIL CORP               COM              30231G102      246     2910 SH       SOLE                     2910        0        0
GENERAL ELECTRIC CO            COM              369604103     1292    34927 SH       SOLE                    34927        0        0
ISHARES TR                     RUSSELL1000GRW   464287614    47555   873546 SH       SOLE                   873546        0        0
ISHARES TR                     RUSSELL 3000     464287689     2036    26726 SH       SOLE                    26726        0        0
ISHARES TR                     MSCI EMERG MKT   464287234     1767    13150 SH       SOLE                    13150        0        0
ISHARES TR                     RUSSELL1000VAL   464287598      270     3673 SH       SOLE                     3673        0        0
ISHARES TR                     S&P MC 400 GRW   464287606      276     3391 SH       SOLE                     3391        0        0
ISHARES TR                     MSCI EAFE IDX    464287465     9472   131738 SH       SOLE                   131738        0        0
ISHARES TR                     DJ US INDEX FD   464287846     1030    16000 SH       SOLE                    16000        0        0
ISHARES TR                     RUSL 2000 GROW   464287648      267     3687 SH       SOLE                     3687        0        0
ISHARES TR                     S&P 500 INDEX    464287200      220     1660 SH       SOLE                     1660        0        0
JOHNSON & JOHNSON              COM              478160104      201     3100 SH       SOLE                     3100        0        0
PROCTER & GAMBLE CO            COM              742718109    15280   218075 SH       SOLE                   218075        0        0
SPDR TR                        UNIT SER 1       78462F103      222     1680 SH       SOLE                     1680        0        0
US BANCORP DEL                 COM NEW          902973304      427    13206 SH       SOLE                    13206        0        0
VANGUARD INDEX FDS             STK MRK ETF      922908769   181010  1381757 SH       SOLE                  1381757        0        0
VANGUARD INDEX FDS             REIT ETF         922908553     9771   156612 SH       SOLE                   156612        0        0